CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	2,426,864	$91,298,624
Verizon Communications Inc.	1,447,076	86,014,197

Total Diversified Telecommunication Services		177,312,821

Entertainment - 2.1%
Walt Disney Co.	1,034,753	143,116,687

Interactive Media & Services - 5.3%
Alphabet Inc., Class A Shares	56,467	80,904,788	*
Alphabet Inc., Class C Shares	65,021	93,255,069	*
Facebook Inc., Class A Shares	906,028	182,936,114	*

Total Interactive Media & Services		357,095,971

Media - 2.8%
Comcast Corp., Class A Shares	4,383,260	189,312,999

TOTAL COMMUNICATION SERVICES		866,838,478

CONSUMER DISCRETIONARY - 6.5%
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	203,451	43,532,410

Internet & Direct Marketing Retail - 1.9%
Amazon.com Inc.	63,414	127,380,970	*

Specialty Retail - 3.9%
Home Depot Inc.	744,896	169,910,778
TJX Cos. Inc.	1,608,382	94,958,873

Total Specialty Retail		264,869,651

TOTAL CONSUMER DISCRETIONARY		435,783,031

CONSUMER STAPLES - 6.3%
Beverages - 2.4%
Coca-Cola Co.	1,385,084	80,888,906
PepsiCo Inc.	541,533	76,908,517

Total Beverages		157,797,423

Food & Staples Retailing - 1.8%
Walmart Inc.	1,064,880	121,918,111

Food Products - 0.7%
Mondelez International Inc., Class A Shares	855,219	49,072,466

Household Products - 1.4%
Procter & Gamble Co.	760,925	94,826,474

TOTAL CONSUMER STAPLES		423,614,474

ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	494,483	16,570,125

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2020 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	842,320	$90,246,165
Exxon Mobil Corp.	1,285,739	79,870,107
Kinder Morgan Inc.	2,715,163	56,665,452
Phillips 66	303,095	27,693,790
Pioneer Natural Resources Co.	290,033	39,154,455

Total Oil, Gas & Consumable Fuels		293,629,969

TOTAL ENERGY		310,200,094

FINANCIALS - 14.6%
Banks - 7.8%
Bank of America Corp.	3,445,635	113,120,197
JPMorgan Chase & Co.	1,837,599	243,224,604
PNC Financial Services Group Inc.	237,633	35,300,382
US Bancorp	1,030,438	54,839,910
Wells Fargo & Co.	1,680,802	78,896,846

Total Banks		525,381,939

Capital Markets - 0.9%
CME Group Inc.	289,386	62,828,594

Diversified Financial Services - 3.4%
Berkshire Hathaway Inc., Class A Shares	675	226,797,307	*

Insurance - 2.5%
American International Group Inc.	742,571	37,321,619
MetLife Inc.	671,514	33,380,961
Travelers Cos. Inc.	710,255	93,483,763

Total Insurance		164,186,343

TOTAL FINANCIALS		979,194,183

HEALTH CARE - 13.1%
Biotechnology - 0.6%
Gilead Sciences Inc.	590,782	37,337,422

Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co.	216,092	59,464,196
Medtronic PLC	941,334	108,667,597

Total Health Care Equipment & Supplies		168,131,793

Health Care Providers & Services - 2.5%
CVS Health Corp.	387,104	26,253,393
UnitedHealth Group Inc.	508,661	138,584,690

Total Health Care Providers & Services		164,838,083

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	369,110	115,601,561

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2020 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.8%
Johnson & Johnson	1,005,648	$149,710,818
Merck & Co. Inc.	1,758,798	150,271,701
Pfizer Inc.	2,450,528	91,257,663

Total Pharmaceuticals		391,240,182

TOTAL HEALTH CARE		877,149,041

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.2%
Raytheon Co.	651,809	144,010,681
United Technologies Corp.	477,642	71,741,828

Total Aerospace & Defense		215,752,509

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	836,753	86,620,671

Commercial Services & Supplies - 1.3%
Waste Management Inc.	716,672	87,218,983

Industrial Conglomerates - 2.7%
3M Co.	241,651	38,340,348
Honeywell International Inc.	815,684	141,292,782

Total Industrial Conglomerates		179,633,130

Machinery - 0.2%
Illinois Tool Works Inc.	83,980	14,694,820

Trading Companies & Distributors - 0.3%
W.W. Grainger Inc.	74,511	22,552,244

TOTAL INDUSTRIALS		606,472,357

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 1.3%
Arista Networks Inc.	84,299	18,827,339	*
Cisco Systems Inc.	1,444,918	66,422,880

Total Communications Equipment		85,250,219

IT Services - 5.8%
Automatic Data Processing Inc.	737,516	126,402,867
International Business Machines Corp.	367,644	52,841,472
Visa Inc., Class A Shares	1,061,255	211,157,908

Total IT Services		390,402,247

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV, Registered Shares	138,897	38,982,832
Texas Instruments Inc.	254,480	30,703,012

Total Semiconductors & Semiconductor Equipment		69,685,844

Software - 11.2%
Adobe Inc.	454,305	159,524,658	*
Microsoft Corp.	2,833,471	482,341,768
Oracle Corp.	728,395	38,204,318
salesforce.com Inc.	387,686	70,679,035	*

Total Software		750,749,779

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2020 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.		950,493	$294,187,088

TOTAL INFORMATION TECHNOLOGY			1,590,275,177

MATERIALS - 6.4%
Chemicals - 5.5%
Air Products & Chemicals Inc.		390,910	93,314,126
Corteva Inc.		665,039	19,232,928
DuPont de Nemours Inc.		262,459	13,432,652
Ecolab Inc.		423,973	83,145,345
PPG Industries Inc.		1,020,236	122,265,082
Sherwin-Williams Co.		72,160	40,192,398

Total Chemicals			371,582,531

Construction Materials - 0.9%
Vulcan Materials Co.		402,179	56,960,612

TOTAL MATERIALS			428,543,143

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.		490,766	113,730,113

UTILITIES - 0.5%
Electric Utilities - 0.3%
NextEra Energy Inc.		69,950	18,760,590

Multi-Utilities - 0.2%
Sempra Energy		111,747	17,951,038

TOTAL UTILITIES			36,711,628

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,566,267,111)			6,668,511,719

	RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	60,739,874	60,739,874
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	15,184,968	15,184,968	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $75,924,842)			75,924,842

TOTAL INVESTMENTS - 100.5% (Cost - $2,642,191,953)			6,744,436,561
Liabilities in Excess of Other Assets - (0.5)%			(30,939,894)

TOTAL NET ASSETS - 100.0%			$6,713,496,667

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2020 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $15,184,968 and the cost was $15,184,968 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,668,511,719	—	—	$6,668,511,719
Short-Term Investments†	75,924,842	—	—	75,924,842

Total Investments	$6,744,436,561	—	—	$6,744,436,561

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$28,535,620	28,535,620	$13,350,652	13,350,652	—	$26,711	—	$15,184,968

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